Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 82,835	$ 42,846
Restricted cash	24,962	21,163
Accounts receivable, net	8,441	5,103
Prepaid expenses and other current assets	4,563	2,683
Total current assets	120,801	71,795
Vessels, net	1,353,131	940,738
Deposits for vessels acquisitions	100,112	276,142
Deferred finance costs, net	23,246	20,727
Goodwill	1,579	1,579
Intangible assets-other than goodwill	40,171	51,233
Other long-term assets	5,533	897
Deferred dry dock and special survey costs, net	4,678	7,533
Investment in affiliates	4,750	0
Loan receivable from affiliates	2,660	0
Total non-current assets	1,535,860	1,298,849
Total assets	1,656,661	1,370,644
Current liabilities
Accounts payable	1,577	1,277
Dividend payable	7,220	2,410
Accrued expenses	11,985	12,951
Due to related parties, short term	2,848	27,815
Deferred revenue	7,056	3,651
Current portion of long-term debt	34,714	19,724
Total current liabilities	65,400	67,828
Long-term debt, net of current portion and premium	1,119,734	974,362
Loans due to related party	0	35,000
Due to related parties, long term	5,144	57,701
Other long-term liabilities	0	204
Unfavorable lease terms	3,561	4,245
Total non-current liabilities	1,128,439	1,071,512
Total liabilities	1,193,839	1,139,340
Commitments and contingencies	0	0
Series D Convertible Preferred stock 1,200 and 600 shares issued and outstanding with $12,000 and $6,000 redemption amount as of December 31, 2013 and December 31, 2012	12,000	6,000
Stockholders' equity
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; 4,540 issued and outstanding as of each of December 31, 2013 and December 31, 2012	0	0
Common stock, $0.0001 par value; 250,000,000 shares authorized; 136,714,942 and 40,517,413 issued and outstanding as of each of December 31, 2013 and December 31, 2012	13	4
Additional paid-in capital	530,203	246,102
Accumulated Deficit	(79,394)	(20,802)
Total stockholders' equity	450,822	225,304
Total liabilities and stockholders' equity	$ 1,656,661	$ 1,370,644